Investment Strategy	Dec. 29, 2025
Thornburg Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Thornburg Investment Management, Inc. (“Thornburg” or the “Adviser”), the Fund’s investment adviser, actively manages the Fund’s portfolio in pursuing the Fund’s investment objective. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations or investments that provide exposure to such debt obligations. The Fund may invest up to 25% of its net assets in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations.

The Fund may invest in obligations of foreign or domestic issuers, but expects to invest primarily in obligations of domestic issuers under normal circumstances. The Fund may invest in foreign issuers and debt obligations denominated in foreign currencies, as described herein, when the portfolio management team believes conditions for such debt are favorable relative to similar obligations denominated in U.S. dollars. The Fund may not, at the time of purchase, invest more than 25% of its net assets in debt obligations denominated in foreign currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars. The Fund does not expect to invest, at the time of purchase, more than 15% of its net assets in debt obligations issued by issuers in emerging markets, also known as developing countries.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. While Thornburg has broad discretion to modify the Fund’s duration within a wide range in the Adviser’s discretion and based on its view of market conditions, Thornburg will generally seek to construct a portfolio of investments with a dollar-weighted average duration that falls within two years of the dollar-weighted average duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. The duration of the Fund’s portfolio may vary significantly from time to time due to changes in overall market conditions, including changes in the rate of pre-payment speeds, among other reasons, and may be outside the stated range at any time. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates.

While the Fund may invest in debt obligations of any type, the Fund will typically invest in the following types of debt obligations:

●	corporate debt obligations from domestic and foreign issuers (including developing markets) of any market capitalization;

●	below investment grade obligations (sometimes called “junk” bonds or “high yield” bonds);

●	obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities;

●	mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities, collateralized mortgage obligations, issued by agencies of the U.S. government or issued by private entities, or real estate mortgage investment conduits; and

●	bank loans, loan assignments, loan participants and similar obligations.

Thornburg seeks to achieve the Fund’s investment objective by allocating actively among various market sectors in the fixed income markets, such as those listed above, and through security selection within the selected market sectors. Thornburg allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, Thornburg looks for market sectors and securities that it believes will have more favorable relative performance over time. The Fund may invest significantly in one or more sectors, and may at times invest primarily in a single sector, such as asset-backed securities or mortgage-backed securities of private issuers.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation, based on, among other things, proprietary or third-party analysis and reports, of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment objective. Because the Fund seeks total return, consisting of income and capital appreciation, while also managing risk, the Fund may not obtain the highest yields available.

The Fund’s policy of investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations or investments that provide exposure to such debt obligations.
Thornburg Multi Sector Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing in a broad range of income-producing investments, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

▪	bonds and other debt obligations issued by domestic and foreign companies of any size;

▪	below investment grade obligations (sometimes called “junk” bonds or “high yield” bonds);

▪	mortgage-backed securities and other asset-backed securities of private issuers, including commercial mortgage-backed securities, and real estate mortgage investment conduits;

▪	obligations issued by foreign governments (including developing countries);

▪	collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”);

▪	obligations of the U.S. government and its agencies and sponsored enterprises;

▪	bank loans, loan assignments, loan participants and similar obligations;

▪	structured notes;

▪	zero coupon bonds and “stripped” securities;

▪	taxable municipal obligations and participations in municipal obligations; and

▪	convertible debt obligations.

The Fund’s investment adviser, Thornburg, seeks to achieve the Fund’s investment objective by allocating actively among various market sectors in the fixed income markets, such as those listed above, and through security selection within the selected market sectors. Thornburg allocates the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, Thornburg looks for market sectors and securities that it believes will have more favorable relative performance over time. The Fund may invest significantly in one or more sectors, and may at times invest primarily in a single sector, such as asset-backed securities or mortgage-backed securities of private issuers.

Thornburg monitors the duration of the Fund’s portfolio to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. Thornburg seeks to manage the Fund’s duration based on Thornburg’s view of, among other things, future interest rates and market conditions. The Fund may use derivative instruments of any kind, including U.S. Treasury futures contracts, to manage the Fund’s duration. While Thornburg has broad discretion to modify the Fund’s duration within a wide range in the Adviser’s discretion and based on its view of market conditions, Thornburg will typically seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one to five years. The effective duration of the Fund’s portfolio may vary significantly from time to time due to changes in overall market conditions, including changes in the rate of pre-payment speeds, among other reasons, and may be outside the stated range at any time. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by Thornburg and may vary significantly from time to time.

The Fund may invest in obligations of any credit quality and, depending on market conditions and Thornburg’s investment outlook, expects, under normal circumstances, to have approximately 35% of its investments in obligations rated below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, obligations of issuers which Thornburg determines to have comparable below investment grade obligations outstanding or obligations of comparable credit quality to obligors with outstanding below investment grade obligations. The Fund’s exposure to such bonds may vary significantly over time based on Thornburg’s views of market conditions, and may, at times, represent less than 35% or 50% or more of the Fund’s investments.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers. The Fund may not, at the time of purchase, invest more than 25% of its net assets in debt obligations denominated in foreign currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment objective. Because the Fund seeks total return, consisting of income and capital appreciation, while also managing risk, the Fund may not obtain the highest yields available.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations, income-producing instruments, or investments that provide exposure to debt obligations or income-producing instruments. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

Thornburg International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of non-U.S. developed market companies and in depositary receipts associated with such stocks. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks, depositary receipts, or investments that provide exposure to such non-U.S. investments. Such non-U.S. developed market companies include, but are not limited to, companies: (i) whose stock is listed on a foreign exchange; (ii) that are domiciled or headquartered or primarily operate in, or that derive a majority of their profits, revenues, sales, or income from, outside the U.S.; and (iii) that are a component in any widely-used index of non-U.S. securities (e.g., MSCI EAFE Index).

Thornburg, the Fund’s investment adviser, intends to invest on an opportunistic basis in companies that, in the Adviser’s opinion, have sound business fundamentals at a time when Thornburg believes intrinsic value is not fully recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks. The Fund may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. These perceptions may be based on various factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The Fund may invest in companies of any size, but expects to invest primarily in the large capitalization range of publicly traded companies.

There is no limit on the number of securities the Fund may hold at any time, but Thornburg expects to seek to construct a focused portfolio of 40 to 60 issuers under normal circumstances that is diversified across countries and sectors. However, the Fund may hold more or fewer issuers than the range stated above at any time.

The Fund’s investments are typically determined by individual issuer and industry analysis, primarily using a bottom-up fundamental analysis (i.e., focusing on company-specific factors). Investment decisions are based also on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may invest primarily, and potentially entirely, in equity securities denominated in foreign currencies. The Fund may utilize derivative instruments, such as currency forwards, to hedge its exposure in any investment into U.S. dollars or other currencies.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

The Fund’s 80% policy stated above may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks, depositary receipts, or investments that provide exposure to such non-U.S. investments.
Thornburg International Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund expects to invest primarily in equity securities or depositary receipts of non-U.S. developed market issuers selected for their growth potential.

Thornburg, the Fund’s investment adviser, intends to invest in companies that it believes have growth characteristics, such as growing revenues and earnings or the prospect for such growth in revenues or earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Non-U.S. developed market companies include, but are not limited to, companies: (i) whose stock is listed on a foreign exchange; (ii) that are domiciled or headquartered or primarily operate in, or that derive a majority of their profits, revenues, sales, or income from, outside the U.S.; and (iii) that are a component of any widely-used index of non-U.S. securities (e.g., MSCI EAFE Index).

There is no limit on the number of securities the Fund may hold at any time, but Thornburg expects to seek to construct a focused portfolio of between 35 and 50 issuers under normal circumstances that is diversified across countries and sectors. However, the Fund may hold more or fewer issuers at any time.

There is no limit on the amount of the Fund that may be invested in securities of foreign issuers.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in any particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may invest primarily, and potentially entirely, in equity securities denominated in foreign currencies. The Fund may utilize derivative instruments, such as currency forwards, to hedge its exposure in any investment into U.S. dollars or other currencies.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.